UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     L.A.R.C. Capital, L.L.C.

Address:  126 East 56th Street
          New York, NY 10022

13F File Number: 028-11478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Scully
Phone:  (212) 715-5100


Signature, Place and Date of Signing:


/s/ David Scully                New York, NY                February 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total: $751,638
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

----       ---------------------                ------------------------------

                                                       FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2         COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                             VALUE   SHRS OR   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (X$1000) PRN AMT   PRN  CALL  DISCRETION  MGRS  SOLE        SHARED  NONE
--------------                 --------------    -----      -------- -------   ---  ----  ----------  ----  ----        ------  ----
ADTRAN INC                     COM               00738A106    1,160     51,110 SH         SOLE                 51,110   0       0
AKAMAI TECHNOLOGIES INC        COM               00971T101   13,986    263,289 SH         SOLE                263,289   0       0
AMERICA MOVIL S A DE C V       SPON ADR A SHS    02364W105   85,816  1,897,750 SH         SOLE              1,897,750   0       0
AMERICAN TOWER CORP            CL A              029912201   40,640  1,090,126 SH         SOLE              1,090,126   0       0
APPLE COMPUTER INC             COM               037833100   14,762    174,000 SH         SOLE                174,000   0       0
BAIDU COM INC                  SPON ADR REP A    056752108   59,200    525,338 SH         SOLE                525,338   0       0
BANKRATE INC                   COM               06646V108   19,542    514,928 SH         SOLE                514,928   0       0
BROADCOM CORP                  CL A              111320107   24,111    746,245 SH         SOLE                746,245   0       0
BUSINESS OBJECTS S A           SPONSORED ADR     12328X107   16,713    423,652 SH         SOLE                423,652   0       0
CHINA TECHFAITH WIRLS COMM T   SPONSORED ADR     169424108    2,206    204,632 SH         SOLE                204,632   0       0
COMTECH TELECOMMUNICATIONS C   COM NEW           205826209    1,686     44,287 SH         SOLE                 44,287   0       0
CTRIP COM INTL LTD             ADR               22943F100   31,431    503,939 SH         SOLE                503,939   0       0
ELECTRONIC ARTS INC            COM               285512109    8,128    161,404 SH         SOLE                161,404   0       0
E M C CORP MASS                COM               268648102    7,132    540,300 SH         SOLE                540,300   0       0
FALCONSTOR SOFTWARE INC        COM               306137100      844     97,531 SH         SOLE                 97,531   0       0
FOCUS MEDIA HLDG LTD           SPONSORED ADR     34415V109   29,402    442,861 SH         SOLE                442,861   0       0
GLOBAL SIGNAL INC              COM               37944Q103    1,396     26,500 SH         SOLE                 26,500   0       0
GOOGLE INC                     CL A              38259P508    9,274     20,140 SH         SOLE                 20,140   0       0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD    40049J206   12,338    456,800 SH         SOLE                456,800   0       0
LAWSON SOFTWARE INC NEW        COM               52078P102   67,880  9,185,328 SH         SOLE              9,185,328   0       0
LEVEL 3 COMMUNICATIONS INC     COM               52729N100    7,477  1,335,257 SH         SOLE              1,335,257   0       0
MAGMA DESIGN AUTOMATION        COM               559181102    7,569    847,600 SH         SOLE                847,600   0       0
MCAFEE INC                     COM               579064106   18,104    637,900 SH         SOLE                637,900   0       0
MICROSTRATEGY INC              CL A NEW          594972408   20,603    180,713 SH         SOLE                180,713   0       0
MONOLITHIC PWR SYS INC         COM               609839105   24,399  2,196,161 SH         SOLE              2,196,161   0       0
NETEASE COM INC                SPONSORED ADR     64110W102    7,513    402,000 SH         SOLE                402,000   0       0
NUTRI SYS INC NEW              COM               67069D108    6,339    100,000 SH         SOLE                100,000   0       0
OPEN TEXT CORP                 COM               683715106    1,726     85,024 SH         SOLE                 85,024   0       0
OPTIMAL GROUP INC              CL A NEW          68388R208      983    103,265 SH         SOLE                103,265   0       0
P T TELEKOMUNIKASI INDONESIA   SPONSORED ADR     715684106   24,537    538,100 SH         SOLE                538,100   0       0
QUALCOMM INC                   COM               747525103   49,435  1,308,159 SH         SOLE              1,308,159   0       0
RED HAT INC                    COM               756577102   33,812  1,470,079 SH         SOLE              1,470,079   0       0
REDBACK NETWORKS INC           COM NEW           757209507    6,050    242,564 SH         SOLE                242,564   0       0
RURAL CELLULAR CORP            CL A              781904107   12,535    953,951 SH         SOLE                953,951   0       0
SANDISK CORP                   COM               80004C101    8,475    196,949 SH         SOLE                196,949   0       0
SBA COMMUNICATIONS CORP        COM               78388J106   17,463    635,000 SH         SOLE                635,000   0       0
SEAGATE TECHNOLOGY             SHS               G7945J104   23,225    876,400 SH         SOLE                876,400   0       0
SIRF TECHNOLOGY HLDGS INC      COM               82967H101      969     37,979 SH         SOLE                 37,979   0       0
TD AMERITRADE HLDG CORP        COM               87236Y108   16,816  1,039,300 SH         SOLE              1,039,300   0       0
THQ INC                        COM NEW           872443403    2,210     67,966 SH         SOLE                 67,966   0       0
TRAVELZOO INC                  COM               89421Q106    5,301    177,000 SH         SOLE                177,000   0       0
TTM TECHNOLOGIES INC           COM               87305R109    1,484    130,939 SH         SOLE                130,939   0       0
UNDER ARMOUR INC               CL A              904311107    5,563    110,259 SH         SOLE                110,259   0       0
WEBEX COMMUNICATIONS INC       COM               94767L109    1,405     40,258 SH         SOLE                 40,258   0       0


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